Debt - Narrative (Details)					3 Months Ended		6 Months Ended		12 Months Ended			19 Months Ended
	Jun. 08, 2020 USD ($)	May 26, 2020 USD ($)	Nov. 15, 2019 USD ($)	Nov. 05, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2020 USD ($) draw	May 29, 2020 USD ($)	Dec. 14, 2018 USD ($)
Line of Credit Facility [Line Items]
Net proceeds from Term Loan							$ 0	$ 416,500,000	$ 416,500,000	$ 0	$ 0
Write-off of debt issuance costs									237,000	0	0
Unamortized debt issuance costs									14,252,000			$ 14,252,000
Debt									311,814,000	11,032,000		311,814,000
Amortization of debt issuance costs					$ 800,000	$ 600,000	1,600,000	$ 600,000	2,300,000	100,000	$ 100,000
Interest Rate Swap
Line of Credit Facility [Line Items]
Derivative, notional amount													$ 325,000,000.0
Dividend Declared
Line of Credit Facility [Line Items]
Dividends			$ 188,700,000	$ 275,000,000.0
Receivables Financing Agreement
Line of Credit Facility [Line Items]
Payments of lines of credit												4,500,000
Loss on extinguishment of debt	$ (1,200,000)
Prepayment penalty	900,000
Write-off of debt issuance costs	300,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Unamortized debt issuance costs									$ 1,100,000			1,100,000
Secured Debt | Receivables Financing Agreement
Line of Credit Facility [Line Items]
Net proceeds from Term Loan												$ 32,800,000
Number of draws on line of credit | draw												7
Payments of lines of credit	29,300,000
Line of Credit | Credit Agreement
Line of Credit Facility [Line Items]
Long-term debt, term											2 years
Unamortized debt issuance costs											$ 200,000
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 75,000,000.0
Commitment fee percentage				0.15%
Line of Credit | Revolving Credit Facility | LIBOR
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate				4.00%
Line of Credit | Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate				3.00%
Line of Credit | Secured Debt
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity					425,000,000.0		$ 425,000,000.0
Debt instrument, face amount				$ 425,000,000.0
Interest fund				68,000,000.0
Period of interest payments used for calculation of interest fund							2 years		2 years
Unamortized debt discount				$ 8,500,000	$ 6,516,000		$ 6,516,000		$ 7,367,000	0		$ 7,367,000
Debt instrument, periodic payment, percent				1.00%
Repayments of debt		$ 100,000,000.0
Line of Credit | Secured Debt | LIBOR
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate				6.00%
Line of Credit | Secured Debt | Base Rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate				5.00%
Line of Credit | Secured Debt | Receivables Financing Agreement
Line of Credit Facility [Line Items]
Long-term debt, term									5 years			5 years
Line of credit facility, maximum borrowing capacity														$ 30,000,000.0
Debt instrument, interest rate														11.50%
Write-off of debt issuance costs	200,000
Unamortized debt issuance costs	$ 300,000									300,000
Secured Debt
Line of Credit Facility [Line Items]
Unamortized debt issuance costs									$ 0	$ 300,000		$ 0
Senior Notes
Line of Credit Facility [Line Items]
Debt instrument, face amount				$ 500,000,000.0
Senior Notes | Senior Secured Credit Facility
Line of Credit Facility [Line Items]
Long-term debt, term				5 years					5 years			5 years
Unamortized debt issuance costs				$ 8,000,000.0					$ 100,000			$ 100,000
Senior Notes | Senior Secured Credit Facility | Other Assets
Line of Credit Facility [Line Items]
Unamortized debt issuance costs				1,200,000
Senior Notes | Senior Secured Credit Facility | Debt
Line of Credit Facility [Line Items]
Unamortized debt issuance costs				$ 6,800,000
Senior Notes | Term Loan
Line of Credit Facility [Line Items]
Debt									$ 5,800,000			$ 5,800,000